UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22048

Emerging Markets Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Emerging Markets Income Portfolio (1)	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 80.8%

Security	Principal		U.S. $ Value
Brazil — 9.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (2)	BRL	370,097	$192,552
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	2,046,255
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,259,000	1,691,902
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	2,163,942
Total Brazil (identified cost $6,044,583)			$6,094,651

Costa Rica — 0.2%
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	74,974,946	$86,915
Titulo Propiedad Ud, 1.63%, 7/13/16 (4)	CRC	8,852,361	10,036
Total Costa Rica (identified cost $96,553)			$96,951

Czech Republic — 4.7%
Czech Republic, 3.55%, 10/18/12	CZK	12,300,000	$681,585
Czech Republic, 3.80%, 3/22/09	CZK	11,820,000	670,301
Czech Republic, 3.80%, 4/11/15	CZK	12,370,000	681,360
Czech Republic, 4.00%, 4/11/17	CZK	19,170,000	1,052,202
Total Czech Republic (identified cost $2,605,730)			$3,085,448

Egypt — 6.2%
Arab Republic of Egypt, 8.75%, 7/18/12 (5)	EGP	4,500,000	$827,364
Egyptian Treasury Bill, 0.00%, 3/4/08	EGP	2,725,000	488,139
Egyptian Treasury Bill, 0.00%, 4/1/08	EGP	4,625,000	824,678
Egyptian Treasury Bill, 0.00%, 4/8/08	EGP	3,675,000	654,517
Egyptian Treasury Bill, 0.00%, 4/22/08	EGP	550,000	97,724
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	5,450,000	955,500
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	1,075,000	187,994
Total Egypt (identified cost $4,024,087)			$4,035,916

Ghana — 0.7%
Republic of Ghana, 13.00%, 8/2/10 (6)	GHS	470,000	$477,546
Total Ghana (identified cost $503,347)			$477,546

Hungary — 9.2%
Hungary Government Bond, 6.50%, 8/12/09	HUF	380,000,000	$2,144,956
Hungary Government Bond, 6.75%, 2/24/17	HUF	283,000,000	1,570,884
Hungary Government Bond, 6.75%, 11/24/17	HUF	88,000,000	488,258
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,833,905
Total Hungary (identified cost $5,952,534)			$6,038,003

Indonesia — 7.3%
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	$1,227,595
Indonesia Government, 12.50%, 3/15/13	IDR	28,503,000,000	3,508,352
Total Indonesia (identified cost $4,964,143)			$4,735,947

Mexico — 9.6%
Mexican Fixed Rate Bonds, 9.00%, 12/24/09	MXN	22,100,000	$2,101,269
Mexican Fixed Rate Bonds, 9.00%, 12/22/11	MXN	22,080,000	2,151,118
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	17,910,000	2,012,097
Total Mexico (identified cost $6,191,817)			$6,264,484

Nigeria — 1.2%
Nigeria Treasury Bill, 0.00%, 9/4/08 (5)	NGN	11,660,000	$95,406
Republic of Nigeria, 9.35%, 8/31/17	NGN	16,595,000	130,678
Republic of Nigeria, 12.00%, 4/28/09	NGN	27,583,000	246,885
Republic of Nigeria, 17.00%, 12/16/08	NGN	36,700,000	337,929
Total Nigeria (identified cost $775,833)			$810,898

Peru — 4.6%
Peru Certificates of Deposit, 0.00%, 4/3/08	PEN	600,000	$202,892
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	900,000	300,139
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	1,200,000	391,780
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	600,000	194,912
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	64,705
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	1,100,000	353,662
Republic of Peru, 6.90%, 8/12/37 (5)	PEN	2,367,000	808,698
Republic of Peru, 8.60%, 8/12/17	PEN	1,000,000	394,657
Republic of Peru, 12.25%, 8/10/11	PEN	730,000	298,661
Total Peru (identified cost $2,923,206)			$3,010,106

Poland — 4.4%
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	$794,715
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	967,524
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	1,086,637
Total Poland (identified cost $2,518,359)			$2,848,876

Slovakia — 3.1%
Slovak Republic, 4.90%, 2/5/10	SKK	27,800,000	$1,243,933
Slovak Republic, 5.30%, 5/12/19	SKK	16,900,000	800,513
Total Slovakia (identified cost $1,932,455)			$2,044,446

Turkey — 4.3%
Turkey Government Bond, 0.00%, 2/4/09	TRL	3,800,000	$2,773,966
Total Turkey (identified cost $2,541,216)			$2,773,966

United States — 15.1%
Collateralized Mortgage Obligations — 4.9%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$3,040,891	$3,182,274

Total Collateralized Mortgage Obligations (identified cost $3,178,559)			$3,182,274

Mortgage Pass-Throughs — 10.2%
Federal National Mortgage Assn.:
5.50% with maturity at 2017		$2,152,033	$2,217,944
6.50% with various maturities to 2023		4,281,859	4,483,936
			$6,701,880
Total Mortgage Pass-Throughs (identified cost $6,700,223)			$6,701,880
Total United States (identified cost $9,878,822)			$9,884,154

Uruguay — 0.9%
Republic of Uruguay, 5.00%, 9/14/18 (7)	UYU	11,467,697	$591,090
Total Uruguay (identified cost $527,195)			$591,090
Total Bonds & Notes (identified cost $51,479,880)			$52,792,482

Call Options Purchased — 0.0%

	Principal Amount of	Strike	Expiration
Security	Contracts	Price	Date	Value
South Korean Won Call Option	KRW 905,200,000	905.20	7/28/2009	$7,559
Total Call Options Purchased (identified cost $20,625)				$7,559

Put Options Purchased — 0.1%

	Principal Amount of	Strike	Expiration
Security	Contracts	Price	Date	Value
South Korean Won Put Option	KRW 905,200,000	905.20	7/28/2009	$47,070
Total Put Options Purchased (identified cost $21,650)				$47,070

Short-Term Investments — 28.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (8)	$18,306	$18,306,051
Total Short-Term Investments (identified cost $18,306,051)		$18,306,051
Total Investments — 108.9% (identified cost $69,828,206)		$71,153,162
Other Assets, Less Liabilities — (8.9)%		$(5,819,271)
Net Assets — 100.0%		$65,333,891

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
CZK	—	Czech Republic Koruna
EGP	—	Egyptian Pound
GHS	—	Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
SKK	—	Slovak Koruna
TRL	—	Turkish Lira
UYU	—	Uruguayan Peso

(1)	Effective March 1, 2008, the Portfolio changed its name to Emerging Markets Local Income Portfolio.

(2)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 370,097.

(3)

Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 74,974,946.

(4)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000, and the current face is CRC 8,852,361.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $1,636,062 or 2.5% of the Portfolio’s net assets.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 4,900,000.

(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $237,276.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
2/04/08	Canadian Dollar	United States Dollar
	487,500	493,808	10,310
2/11/08	Canadian Dollar	United States Dollar
	426,000	423,973	1,546
2/05/08	New Zealand Dollar	United States Dollar
	530,000	407,135	(8,006)
4/03/08	Peruvian Sol	United States Dollar
	400,000	136,101	(1,240)
4/07/08	Peruvian Sol	United States Dollar
	200,000	69,204	522
7/03/08	Peruvian Sol	United States Dollar
	900,000	306,644	(2,808)
11/06/08	Peruvian Sol	United States Dollar
	600,000	203,804	(2,758)
11/10/08	Peruvian Sol	United States Dollar
	600,000	203,701	(2,869)
12/11/08	Peruvian Sol	United States Dollar
	600,000	203,804	(2,826)
2/09/09	Peruvian Sol	United States Dollar
	1,100,000	372,377	(6,538)
			$(14,667)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
2/25/08	Botswana Pula	United States Dollar
	176,000	28,058	$(199)
4/30/08	Botswana Pula	United States Dollar
	315,000	50,242	(1,064)
3/04/08	Brazilian Real	United States Dollar
	2,647,235	1,479,563	14,682
2/11/08	Chilean Peso	United States Dollar
	570,580,000	1,173,309	53,769
2/11/08	Colombian Peso	United States Dollar
	1,420,775,000	705,449	26,787
2/22/08	Czech Republic Koruna	United States Dollar
	60,209,000	3,388,239	30,945
7/21/08	Guatemalan Quetzal	United States Dollar
	2,059,994	263,866	(5,086)
2/19/08	Icelandic Krona	Euro
	27,300,000	283,728	(1,922)
2/04/08	Icelandic Krona	Euro
	27,300,000	296,160	(18,655)
2/25/08	Icelandic Krona	Euro
	42,500,000	437,513	2,171
2/04/08	Indian Rupee	United States Dollar
	10,588,000	269,278	(376)
2/14/08	Indian Rupee	United States Dollar
	10,518,000	267,634	(694)
2/19/08	Indian Rupee	United States Dollar
	10,528,000	267,005	96
2/25/08	Indian Rupee	United States Dollar
	14,272,000	361,408	531
2/04/08	Indonesian Rupiah	United States Dollar
	8,844,015,000	938,058	18,414
2/19/08	Indonesian Rupiah	United States Dollar
	6,071,000,000	637,911	17,543

10/14/08	Kazakh Tenge	United States Dollar
	51,456,000	411,648	(4,610)
2/22/08	Kenyan Shilling	United States Dollar
	2,065,000	29,934	(1,254)
3/05/08	Kenyan Shilling	United States Dollar
	3,300,000	52,914	(7,082)
2/19/08	Malaysian Ringgit	United States Dollar
	24,000,000	7,384,843	31,627
2/25/08	Malaysian Ringgit	United States Dollar
	4,160,000	1,268,370	17,060
2/22/08	Maritian Rupee	United States Dollar
	1,595,500	55,612	241
2/22/08	Mexican Peso	United States Dollar
	9,300,000	847,357	10,725
2/04/08	New Turkish Lira	United States Dollar
	3,897,704	3,308,466	8,631
2/28/08	New Turkish Lira	United States Dollar
	3,137,904	2,626,859	22,255
2/22/08	Philippine Peso	United States Dollar
	59,000,000	1,435,558	17,355
2/04/08	Polish Zloty	United States Dollar
	8,355,000	3,401,319	28,554
2/07/08	Polish Zloty	Euro
	4,325,000	1,197,724	1,959
2/29/08	Polish Zloty	Euro
	3,150,000	869,961	3,978
2/19/08	Romanian Leu	Euro
	790,000	213,197	(2,030)
2/14/08	Russian Rouble	United States Dollar
	30,570,000	1,250,818	(2,776)
2/07/08	South African Rand	United States Dollar
	23,925,790	3,315,888	(127,353)
4/04/08	Ugandan Shilling	United States Dollar
	439,470,000	246,917	5,923
2/07/08	Zambian Kwacha	United States Dollar
	403,690,000	98,094	8,228
			$148,373

At January 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $9,623 and a payable of $14,911.

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Fixed Rate	Termination Dates	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$1,057	1.45%	7/20/12	$19,058
Lehman Brothers, Inc.	CDX.EM.8 Index *	Buy	2,000	1.75	12/20/12	39,248
Barclays Capital Services, Inc.	Turkey (Republic of)	Buy	1,190	2.12	1/20/13	(4,243)
						54,063

* CDX. EM. 8 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Mark-it Partners.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	ZAR	36,500	Pay	3-month JIBOR	9.05%	October 12, 2015	(149,734)
J.P. Morgan Chase, N.A.	BRL	1,466	Pay	Brazilian Interbank Deposit Rate	11.34	January 2, 2009	(6,826)
J.P. Morgan Chase, N.A.	BRL	2,058	Pay	Brazilian Interbank Deposit Rate	12.83	January 2, 2012	(1,353)
							(157,913)

BRL — Brazilian Real

ZAR — South African Rand

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,931,229
Gross unrealized appreciation	$1,632,999
Gross unrealized depreciation	(411,066)
Net unrealized appreciation	$1,221,933

The net unrealized appreciation at January 31, 2008 on foreign currency, forward foreign exchange contracts and swap contracts on a federal income tax basis was $83,605.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	March 28, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008